Other Assets	6 Months Ended
Jun. 30, 2026
Other Assets [Abstract]
OTHER ASSETS
6	OTHER ASSETS

Other current assets consists of the following:

	June 30, 2026	December 31, 2025
Deferred financing costs related to undrawn debt facilities (*)	1,188,444	2,303,132
Prepayments	1,572,175	692,147
Other	321,636	644,138
Total	3,082,255	3,639,417

Other non-current assets consists of the following:

	June 30, 2026	December 31, 2025
Deferred financing costs related to undrawn debt facilities (*)	11,950,000	11,950,000
Total	11,950,000	11,950,000

(*)	Deferred financing costs primarily represent the fair value of equity shares issued to lenders in connection with committed debt facilities for which borrowings were discretionary and had not been drawn as of the reporting date. The portion of deferred financing costs expected to be reclassified within the next twelve months is presented as current, with the remainder presented as non-current. Refer to Note 11 for additional information.

The table below shows the deferred financing cost movement for the period ended June 30, 2026 and the year ended December 31, 2025.

	June 30, 2026	December 31, 2025
Opening	14,253,132	3,806,246
Costs incurred related to committed debt facilities	885,000	19,964,000
Reclassification to debt upon borrowings	(1,999,688)	(7,590,005)
Financing expense (*)	-	(1,927,109)
Ending balance	13,138,444	14,253,132

(*)	Financing expense represents the excess of the fair value of instruments issued (including subscriber shares and commitment shares) over the proceeds allocated to the related convertible note for respective tranches.